Other payables (Tables)	12 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
Schedule Of Other payables

	September 30, 2024	September 30, 2023
Opening balance	984	798
Interest accretion	490	186
Debt extinguishment	(1,474)	—
Recognition of new debt	370	—
Interest accretion on new debt	9	—
Ending balance	379	984
Less: current portion of the provision (included in Trade and other payables)	(36)	(661)
Ending balance of long-term portion	343	323

Schedule Of latest repayment
Year	Amount
2025	155
2026	132
2027	132
2028	132
2029	132
2030	132
2031	132